Condensed Consolidated Statements of Changes in Stockholders’ Equity (Deficit) (Unaudited) - USD ($)	Series A Preferred Stock	Series A-1 Preferred Stock	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Total
Balance at May. 03, 2020
Balance (in Shares) at May. 03, 2020
Issuance of common stock			$ 2,293	6,006,826		6,009,119
Issuance of common stock (in Shares)			2,293,154
Issuance of Series A-1 Preferred Stock, net of issuance costs	$ 3,903,730					3,903,730
Issuance of Series A-1 Preferred Stock, net of issuance costs (in Shares)	628,930
Subscription receivables	$ (3,499,997)			(499,998)		(3,999,995)
Stock-based compensation expense				29,232		29,232
Net loss					(2,530,462)	(2,530,462)
Balance at Dec. 31, 2020	$ 403,733		$ 2,293	5,536,060	(2,530,462)	3,411,624
Balance (in Shares) at Dec. 31, 2020	628,930		2,293,154
Issuance of common stock			$ 16	99,982		99,998
Issuance of common stock (in Shares)			15,723
Issuance of Warrants in connection with the issuance of the Series A-1 Preferred Stock		(326,675)		326,675
Payment for Series A Preferred Stock subscribed	3,499,997					3,499,997
Payment for common stock subscribed				499,998		499,998
Issuance of Series A-1 Preferred Stock, net of issuance costs		$ 3,904,872				3,904,872
Issuance of Series A-1 Preferred Stock, net of issuance costs (in Shares)		684,450
Stock-based compensation expense				102,325		102,325
Net loss					(2,612,353)	(2,612,353)
Balance at Mar. 31, 2021	$ 3,903,730	$ 3,578,197	$ 2,309	6,565,040	(5,142,815)	8,906,461
Balance (in Shares) at Mar. 31, 2021	628,930	684,450	2,308,877
Balance at Dec. 31, 2020	$ 403,733		$ 2,293	5,536,060	(2,530,462)	3,411,624
Balance (in Shares) at Dec. 31, 2020	628,930		2,293,154
Conversion of Accrued Expenses to Equity in connection with the Business Combination
Net loss						(8,126,451)
Balance at Sep. 30, 2021	$ 3,903,730	$ 3,578,197	$ 2,309	6,827,681	(10,656,913)	3,655,004
Balance (in Shares) at Sep. 30, 2021	628,930	684,450	2,308,877
Balance at Dec. 31, 2020	$ 403,733		$ 2,293	5,536,060	(2,530,462)	3,411,624
Balance (in Shares) at Dec. 31, 2020	628,930		2,293,154
Issuance of common stock			$ 16	99,982		99,998
Issuance of common stock (in Shares)			15,723
Issuance of Warrants in connection with the issuance of the Series A-1 Preferred Stock		(32,667)		326,675
Payment for Series A Preferred Stock subscribed	3,499,997					3,499,997
Payment for common stock subscribed				499,998		499,998
Issuance of Series A-1 Preferred Stock, net of issuance costs		$ 3,904,872				3,904,872
Issuance of Series A-1 Preferred Stock, net of issuance costs (in Shares)		684,450
Stock-based compensation expense				470,878		470,878
Net loss					(11,986,837)	(11,986,837)
Balance at Dec. 31, 2021	$ 3,903,730	$ 3,578,197	$ 2,309	6,933,593	(14,517,299)	(99,470)
Balance (in Shares) at Dec. 31, 2021	628,930	684,450	2,308,877
Balance at Mar. 31, 2021	$ 3,903,730	$ 3,578,197	$ 2,309	6,565,040	(5,142,815)	8,906,461
Balance (in Shares) at Mar. 31, 2021	628,930	684,450	2,308,877
Stock-based compensation expense				131,321		131,321
Net loss					(2,469,594)	(2,469,594)
Balance at Jun. 30, 2021	$ 3,903,730	$ 3,578,197	$ 2,309	6,696,361	(7,612,409)	6,568,188
Balance (in Shares) at Jun. 30, 2021	628,930	684,450	2,308,877
Stock-based compensation expense				131,320		131,320
Net loss					(3,044,504)	(3,044,504)
Balance at Sep. 30, 2021	$ 3,903,730	$ 3,578,197	$ 2,309	6,827,681	(10,656,913)	3,655,004
Balance (in Shares) at Sep. 30, 2021	628,930	684,450	2,308,877
Balance at Dec. 31, 2021	$ 3,903,730	$ 3,578,197	$ 2,309	6,933,593	(14,517,299)	(99,470)
Balance (in Shares) at Dec. 31, 2021	628,930	684,450	2,308,877
Conversion of Series A Preferred Stock to common stock	$ (3,903,730)					(3,903,730)
Conversion of Series A Preferred Stock to common stock (in Shares)	(628,930)
Conversion of Series A-1 Preferred Stock to common stock		$ (3,578,197)				(3,578,197)
Conversion of Series A-1 Preferred Stock to common stock (in Shares)		(684,450)
Issuance of common stock in connection with the Business Combination, net of issuance costs			$ 10,635	14,335,619		14,346,254
Issuance of common stock in connection with the Business Combination, net of issuance costs (in Shares)			10,635,336
Equity Issuance for fees in connection with the Business Combination			$ 300			300
Equity Issuance for fees in connection with the Business Combination (in Shares)			300,000
Proceeds from the PIPE Investment, net of issuance costs			$ 1,293	7,260,926		7,262,219
Proceeds from the PIPE Investment, net of issuance costs (in Shares)			1,293,126
Rollover Warrant exercise			$ 2	5,072		5,074
Rollover Warrant exercise (in Shares)			1,891
Repurchase for the Forward Share Purchase Agreement exercise			$ (750)	(7,651,575)		(7,652,325)
Repurchase for the Forward Share Purchase Agreement exercise (in Shares)			(750,000)
Pre-Funded Warrants exercise			$ 1,294	(1,281)		13
Pre-Funded Warrants exercise (in Shares)			1,293,541
Stock-based compensation expense				137,892		137,892
Net loss					(6,616,541)	(6,616,541)
Balance at Mar. 31, 2022			$ 15,083	21,020,246	(21,133,840)	(98,511)
Balance (in Shares) at Mar. 31, 2022			15,082,771
Balance at Dec. 31, 2021	$ 3,903,730	$ 3,578,197	$ 2,309	6,933,593	(14,517,299)	$ (99,470)
Balance (in Shares) at Dec. 31, 2021	628,930	684,450	2,308,877
RSU awards issued (in Shares)						119,965
Conversion of Accrued Expenses to Equity in connection with the Business Combination						$ 749,700
Net loss						(9,621,963)
Balance at Sep. 30, 2022			$ 23,536	26,343,404	(24,139,262)	2,227,678
Balance (in Shares) at Sep. 30, 2022			23,536,070
Balance at Mar. 31, 2022			$ 15,083	21,020,246	(21,133,840)	(98,511)
Balance (in Shares) at Mar. 31, 2022			15,082,771
Stock-based compensation expense				90,188		90,188
Net loss					(1,834,686)	(1,834,686)
Balance at Jun. 30, 2022			$ 15,083	21,110,434	(22,968,526)	(1,843,009)
Balance (in Shares) at Jun. 30, 2022			15,082,771
Stock-based compensation expense				40,675		40,675
Proceeds from the July 2022 Public Offering, net			$ 8,333	4,442,715		4,451,048
Proceeds from the July 2022 Public Offering, net (in Shares)			8,333,334
RSU awards issued			$ 120	(120)
RSU awards issued (in Shares)			119,965
Conversion of Accrued Expenses to Equity in connection with the Business Combination				749,700		749,700
Net loss					(1,170,736)	(1,170,736)
Balance at Sep. 30, 2022			$ 23,536	$ 26,343,404	$ (24,139,262)	$ 2,227,678
Balance (in Shares) at Sep. 30, 2022			23,536,070